Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning	$ 108,262
Payments	(9,418)
Foreign exchange movement	(450)
New loans and leases	551
Business combination
Revaluation	6,266
Write off	(59)
Ending	105,152
Contingent consideration [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning	21,995	[1]
Payments		[1]
Foreign exchange movement		[1]
New loans and leases		[1]
Business combination		[1]
Revaluation	1,539	[1]
Write off		[1]
Ending	23,534
Assumed Liabilities [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning	61,915
Payments	(5,626)
Foreign exchange movement
Revaluation	4,727
Write off
Ending	61,016
Bank loans [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning	20,038
Payments	(2,628)
Foreign exchange movement	(2)
Business combination
Write off
Ending	17,408
Leases [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning	4,314
Payments	(1,164)
Foreign exchange movement	(448)
New loans and leases	551
Write off	(59)
Ending	$ 3,193

[1]	The contingent consideration fair value as of December 31, 2022 was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.8 % and volatility of 14.21%. totaled $23,534 thousands.